STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class of Warrant, Redemption Price	$ 0.01
Converted Basis, Number of Outstanding Shares Upon the Completion of Initial Public Offering, Percentage	20.00%
Temporary Equity, Shares Outstanding	20,106,823	19,848,325
Maximum share price to redeem public warrants	$ 18.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants	30 days
Threshold notice period required for redemption	30 days
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price	20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price	30 days
Warrant [Member]
Warrant Expiry Period	5 years
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants	30 days
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	693,177	951,675
Common Stock, Shares, Outstanding	693,177	951,675
Temporary Equity, Shares Outstanding	20,106,823	19,848,325
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	10,000,000	10,000,000
Common Stock, Shares, Issued	5,200,000	5,200,000
Common Stock, Shares, Outstanding	5,200,000	5,200,000